Other non-current liabilities - Narrative (Details) - USD ($)	1 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021	Oct. 24, 2019	Dec. 31, 2016
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-current trade payables		$ 890,000			$ 851,000
Trade payables		16,205,000			15,701,000
Deferred tax liabilities		20,000			19,000
License and services agreement estimated value exceeding							$ 35,000,000
License and services agreement upfront payment							18,000,000
License and services agreement estimated value quarterly payments							$ 1,800,000
Contract liabilities		254,000			2,397,000
Contract liabilities		9,266,000			13,145,000
Acquired intangible assets
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Trade payables					1,916,000
Payment period				27 months
Non-current trade payables		202,000
Israeli Technology Company
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Non-current trade payables		688,000			607,000
Remaining amount to be paid		1,430,000
5G new product development
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Trade payables		289,000				$ 1,139,000
Non-current trade payables						244,000
Trade payables		707,000
Development services
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Deferred tax liabilities		20,000
Recognized revenues					4,500,000
Other revenue		1,390,000
Contract liability		3,259,000
Current contract liability		3,005,000
Non-current contract liability						$ 254,000
License and development services agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Recognized as revenue		5,566,000	$ 5,565,000
Interest expenses on upfront payment		1,100,000	1,809,000
Net remaining contract liability		5,936,000
Contract liabilities		254,000			2,343,000
Deferred revenue
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Recognized as revenue		243,000	$ 243,000
Contract liabilities		0			54,000			$ 1,940,000
Contract liabilities recognition term	4 years
Contract liabilities		$ 81,000			$ 323,000